Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [text block]
The consolidated balances of cash and cash equivalents as of December 31, 2018, 2017 and 2016 are as follows:

	December 31,
	2018	2017	2016
Cash and banks	$13,566,098	15,464,312	9,890,007
Investments with maturities less than three months	4,331,423	623,898	4,771,961
Cash and cash equivalents	17,897,521	16,088,210	14,661,968

Restricted cash	4,324	24,058	19,236
Total cash and cash equivalents and restricted cash	$17,901,845	16,112,268	14,681,204